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                  SALOMON BROTHERS VARIABLE SERIES FUNDS INC
                             7 WORLD TRADE CENTER
                           NEW YORK, NEW YORK 10048
                                (888) 777-0102

   Supplement dated September 16, 1998 to the Prospectuses dated January 2,
                    March 23, April 17, and April 20, 1998

  The following information supplements and should be read in conjunction with the information contained on the cover page of each Prospectus:

  MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE NET ASSET VALUE OF FUNDS OF THIS TYPE WILL FLUCTUATE FROM TIME TO TIME.

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  The following information supplements and should be read in conjunction with the information contained under the caption "Stripped Mortgage Securities" in the section of the Prospectus dated January 2, 1998 entitled "Additional Investment Activities and Risk Factors:"

  The U.S. Government Income Fund may purchase stripped mortgage securities which are derivative multiclass mortgage securities.

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  The following information supplements and should be read in conjunction with the information contained under the caption "Investment Manager" in the section of the Prospectus dated January 2, 1998 entitled "Management:"

  Roger Lavan is primarily responsible for the day-to-day management of the U.S. Government Income Fund and the Strategic Bond Fund.

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  The following information supplements and should be read in conjunction with the information contained under the caption "Investment Manager" in the section of the Prospectuses dated January 2, 1998, April 17, 1998 and April
20, 1998 entitled "Management:"

  George J. Williamson is primarily responsible for the day-to-day management of the Total Return Fund. Mr. Williamson, who joined SBAM in 1990, is a Vice President of SBAM.

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The following information amends, and to the extent inconsistent therewith, supersedes information contained in each Prospectus:

  Effective September 1, 1998, CFBDS, Inc., a registered broker-dealer and an indirect wholly-owned subsidiary of Signature Financial Group, Inc., will serve as the Fund's distributor.